Overview and Summary of Significant Accounting Policies (Details) $ in Thousands				12 Months Ended
	Feb. 13, 2023	Dec. 06, 2021	Oct. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) generating_station item customer mi MW	Dec. 31, 2019 USD ($) segment MW	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Significant Accounting Policies [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax				$ (43,420)	$ (19,750)	$ 0	$ 0
Other Comprehensive Income (Loss), Net of Tax				(23,670)	(19,750)	0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax				(27,779)	(19,750)	0
Public Utilities, Approved Rate Increase (Decrease), Amount			$ 43,900
Public Utilities, Inventory				36,953	26,907
Receivables from Customers				91,335	90,747
Cash and Cash Equivalents, at Carrying Value				20,502	48,152
Capitalized Computer Software, Gross				144,500	139,600
Service cost				8,272	7,412	8,450
Interest cost				$ 22,151	27,343	$ 25,220
Ownership interest in IPALCO by AES U.S. Investments (percent)				82.35%
Ownership interest in IPALCO by CDPQ (percent)				17.65%
Number of customers | customer				512,000
Distance of Furthest Customer from Indianapolis | mi				40
Number of generating stations | generating_station				4
Electric generation capability for winter, megawatts | MW				3,705
Electric generation capability for summer, megawatts | MW				3,560
Total other non-current assets				$ 46,716	22,082
Unbilled energy revenues				72,334	65,822
Provision for doubtful accounts				5,861
Loss contingencies accrued				$ 15,400	$ 4,500
Number of suppliers | item				2
Capitalized amount, rate				6.90%	6.90%	6.40%
Depreciation rate				3.70%	3.70%	4.20%
Depreciation expense				$ 232,800	$ 228,200	$ 235,200
Utility plant assets				4,100,000
Number of segments | segment					2
Capitalized Computer Software, Accumulated Amortization				85,300	$ 74,700
Capitalized Computer Software, Amortization				10,600	7,500	5,500
Capitalized software, estimated amortization expense in year two				59,000
Capitalized Software, estimated amortization expense for the next 12 months				11,800
capitalized software, estimated amortization expense for year two				11,800
Capitalized software, estimated amortization expense for year three				11,800
Capitalized software, estimated amortization expense year four				11,800
Restricted Cash and Cash Equivalents				6,120	400
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents				26,622	48,552	33,599	30,681
Accounts Receivable, Related Parties				490	2,717
Other Receivables				4,189	2,725
Accounts Receivable, Allowance for Credit Loss				(3,155)	(921)
Receivables, Net, Current				165,193	161,090
Materials and Supplies, Average Cost				58,553	56,662
Inventory, Net				95,506	83,569
capitalized software, estimated amortization expense year five				11,800
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax				(27,779)	(19,750)	0
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent				4,109	0	0
Entity Information [Line Items]
Accounts receivable and unbilled revenue, allowance for doubtful accounts				3,155	921
Provision for doubtful accounts				5,861
Accounts Receivable, Allowance for Credit Loss, Writeoff				$ (5,473)
Allowance for Credit Losses
The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the year ended December 31, 2020 (in Thousands):

	Beginning Allowance Balance at January 1, 2020	Current Period Provision	Write-offs Charged Against Allowances	Recoveries Collected	Ending Allowance Balance at December 31, 2020
Allowance for credit losses	$921	$5,861	$(5,473)	$1,846	$3,155

Accounts Receivable, Allowance for Credit Loss, Recovery				$ 1,846
Income Tax Expense (Benefit)				(28,592)	(35,528)	(13,449)
Regulatory assets				392,801	355,614
Provision for Expected Credit Losses				4,800	4,300	5,900
Prepaid Implementation Costs for Software as a Service
Significant Accounting Policies [Line Items]
Total other non-current assets				$ 8,800
Harding Street [Member]
Significant Accounting Policies [Line Items]
Amount of New Operation for Battery Storage Unit, megawatts | MW				20
Labor Force Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				69.00%
Parent Company [Member]
Significant Accounting Policies [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax				$ (43,420)	(19,750)	0	0
Other Comprehensive Income (Loss), Net of Tax				(23,670)	(19,750)	0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax				(27,779)	(19,750)	0
Cash and Cash Equivalents, at Carrying Value				302	3,709
Total other non-current assets				1,444,222	1,436,748
Restricted Cash and Cash Equivalents				6,115	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents				6,417	3,709	4,409	16,383
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax				(27,779)	(19,750)	0
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent				4,109	0	0
Entity Information [Line Items]
Income Tax Expense (Benefit)				11,278	7,909	8,143
Indianapolis Power And Light Company
Significant Accounting Policies [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount			43,900
Public Utilities, Inventory				36,953	26,907
Receivables from Customers				91,335	90,747
Cash and Cash Equivalents, at Carrying Value				17,946	42,189
Capitalized Computer Software, Gross				144,500	139,600
Service cost				8,272	7,412	8,450
Interest cost				$ 22,151	27,343	$ 25,220
Number of customers | customer				512,000
Distance of Furthest Customer from Indianapolis | mi				40
Electric generation capability for winter, megawatts | MW				3,705
Electric generation capability for summer, megawatts | MW				3,560
Total other non-current assets				$ 43,386	18,045
Unbilled energy revenues				72,334	65,822
Provision for doubtful accounts				5,861
Loss contingencies accrued				$ 15,400	$ 4,500
Number of suppliers | item				2
Capitalized amount, rate				6.90%	6.90%	6.40%
Depreciation rate				3.70%	3.70%	4.20%
Depreciation expense				$ 232,800	$ 228,200	$ 235,200
Utility plant assets				4,100,000
Capitalized Computer Software, Accumulated Amortization				85,300	74,700
Capitalized Computer Software, Amortization				10,600	7,500	5,500
Capitalized software, estimated amortization expense in year two				59,000
Capitalized Software, estimated amortization expense for the next 12 months				11,800
capitalized software, estimated amortization expense for year two				11,800
Capitalized software, estimated amortization expense for year three				11,800
Restricted Cash and Cash Equivalents				5	400
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents				17,951	42,589	27,234	$ 12,342
Accounts Receivable, Related Parties				734	2,992
Other Receivables				4,187	2,725
Accounts Receivable, Allowance for Credit Loss				(3,155)	(921)
Receivables, Net, Current				165,435	161,365
Materials and Supplies, Average Cost				58,553	56,662
Inventory, Net				95,506	83,569
capitalized software, estimated amortization expense year five				11,800
Entity Information [Line Items]
Accounts receivable and unbilled revenue, allowance for doubtful accounts				3,155	921
Provision for doubtful accounts				5,861
Accounts Receivable, Allowance for Credit Loss, Writeoff				$ (5,473)
Allowance for Credit Losses
The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the year ended December 31, 2020 (in Thousands):

	Beginning Allowance Balance at January 1, 2020	Current Period Provision	Write-offs Charged Against Allowances	Recoveries Collected	Ending Allowance Balance at December 31, 2020
Allowance for credit losses	$921	$5,861	$(5,473)	$1,846	$3,155

Accounts Receivable, Allowance for Credit Loss, Recovery				$ 1,846
Income Tax Expense (Benefit)				(40,134)	(43,430)	(21,590)
Regulatory assets				392,801	355,614
Probable Petersburg Unit 1 Retirement Reclassification				74,500
Provision for Expected Credit Losses				4,800	$ 4,300	5,900
Indianapolis Power And Light Company | Prepaid Implementation Costs for Software as a Service
Significant Accounting Policies [Line Items]
Total other non-current assets				$ 8,800
Indianapolis Power And Light Company | Harding Street [Member]
Significant Accounting Policies [Line Items]
Amount of New Operation for Battery Storage Unit, megawatts | MW					20
Indianapolis Power And Light Company | Labor Force Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage				69.00%
AES U.S. Holdings, LLC [Member]
Significant Accounting Policies [Line Items]
Ownership Interest in Parent Company, Percent				85.00%
CDPQ [Member]
Significant Accounting Policies [Line Items]
Ownership Interest in Parent Company, Percent				15.00%
Subsequent Event [Member] | Indianapolis Power And Light Company
Significant Accounting Policies [Line Items]
Capitalized software, estimated amortization expense year four				$ 11,800
Subsequent Event [Member] | Physical Unit [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date		Dec. 06, 2021
Subsequent Event [Member] | Physical Unit [Member] | Indianapolis Power And Light Company
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date		Dec. 06, 2021
Subsequent Event [Member] | Clerical-Technical Unit [Member]
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date	Feb. 13, 2023
Subsequent Event [Member] | Clerical-Technical Unit [Member] | Indianapolis Power And Light Company
Significant Accounting Policies [Line Items]
Collective bargaining agreement expiration date	Feb. 13, 2023
Increase to Annual Depreciation Rate [Member]
Significant Accounting Policies [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount			28,700
Increase to Annual Depreciation Rate [Member] | Indianapolis Power And Light Company
Significant Accounting Policies [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount			$ 28,700
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Entity Information [Line Items]
Interest and Debt Expense				(5,422)	$ 0	0
Income Tax Expense (Benefit)				1,313	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ (4,109)	$ 0	$ 0